1933 Act File No. 2-49591
                                   1940 Act File No. 811-2430

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   76     .........        X
                                --  ---

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   34      .......................        X
                      --

                       MONEY MARKET MANAGEMENT, INC.

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on February 28, 1997 pursuant to paragraph (b)
  -
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

   filed the Notice required by that Rule on              ; or
                                            -
   intends to file the Notice required by that Rule on or about
               ; or
   ------------
  X   during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


Copies to:
Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037






                           CROSS-REFERENCE SHEET

     This amendment to the Registration Statement of MONEY MARKET
MANAGEMENT, INC. is comprised of the following:


PART A. INFORMATION REQUIRED IN A PROSPECTUS.


                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............Cover Page.
Item 2.   Synopsis.................Summary of Company Expenses.
Item 3.   Condensed Financial
           Information.............Financial Highlights; Performance
                                   Information; Financial Statements.
Item 4.   General Description of
           Registrant..............General Information; Investment
                                   Information; Investment Objective;
                                   Investment Policies; Investment Risks;
                                   Investment Limitations.
Item 5.   Management of the Fund...Company Information; Management of the
                                   Company; Distribution of Shares;
                                   Administration of the Company.
Item 6.   Capital Stock and Other
           Securities..............Account and Share Information;
                                   Dividends; Capital Gains; Voting Rights;
                                   Tax Information; Federal Income Tax;
                                   State and Local Taxes.
Item 7.   Purchase of Securities Being
           Offered.................Net Asset Value; How to Purchase Shares;
                                   Contingent Deferred Sales Charge;
                                   Special Purchase Features; Systematic
                                   Investment Program; Certificates and
                                   Confirmations; Exchange Privilege;
                                   Making an Exchange.

Item 8.   Redemption or Repurchase.How to Redeem Shares; Redeeming Shares
                                   Through a Financial Institution;
                                   Redeeming Shares By Telephone; Redeeming
                                   Shares By Mail; Special Redemption
                                   Features; Systematic Withdrawal Program;
                                   Accounts With Low Balances.
Item 9.   Pending Legal Proceedings     None.



PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............Cover Page.
Item 11.  Table of Contents........Table of Contents.
Item 12.  General Information and
           History.................Filed in Part A.
Item 13.  Investment Objectives and
           Policies................Investment Policies; Investment
                                   Limitations.
Item 14.  Management of the Fund...Money Market Management, Inc.
                                   Management; Directors' Compensation;
                                   Director Liability.
Item 15.  Control Persons and Principal
           Holders of Securities...Share Ownership.
Item 16.  Investment Advisory and Other
           Services................Investment Advisory Services; Other
                                   Services; Company Administration;
                                   Custodian and Portfolio Accountant;
                                   Transfer Agent; Independent Public
                                   Accountants.
Item 17.  Brokerage Allocation.....Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............Not applicable.
Item 19.  Purchase, Redemption and
           Pricing of Securities Being
           Offered.................Determining Net Asset Value; Redemption
                                   in Kind.
Item 20.  Tax Status...............The Company's Tax Status.
Item 21.  Underwriters.............Shareholder Services.
Item 22.  Calculation of Performance
           Data....................Yield; Effective Yield; Total Return;
                                   Performance Comparisons.
Item 23.  Financial Statements.....Filed in Part A.





MONEY MARKET MANAGEMENT, INC.
PROSPECTUS

The shares of Money Market Management, Inc. (the "Company") offered by this prospectus represent interests in an open-end management investment company (a mutual fund). The Company invests in short-term money market securities to achieve current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE COMPANY ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE COMPANY WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Company. Keep this prospectus for future reference.

The Company has also filed a Statement of Additional Information dated February 28, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Company, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Company is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated February 28, 1997

TABLE OF CONTENTS

 SUMMARY OF COMPANY EXPENSES                                             1
 FINANCIAL HIGHLIGHTS                                                    2
 GENERAL INFORMATION                                                     3
 INVESTMENT INFORMATION                                                  3
  Investment Objective                                                   3
  Investment Policies                                                    3
  Investment Risks                                                       6
  Investment Limitations                                                 6
 COMPANY INFORMATION                                                     6
  Management of the Company                                              6
  Distribution of Shares                                                 7
  Administration of the Company                                          8
 NET ASSET VALUE                                                         8
 HOW TO PURCHASE SHARES                                                  9
  Contingent Deferred Sales Charge                                       9
  Special Purchase Features                                             10
 EXCHANGE PRIVILEGE                                                     10
 HOW TO REDEEM SHARES                                                   11
  Special Redemption Features                                           12
 ACCOUNT AND SHARE INFORMATION                                          13
 TAX INFORMATION                                                        13
  Federal Income Tax                                                    13
  State and Local Taxes                                                 14
 PERFORMANCE INFORMATION                                                14
 FINANCIAL STATEMENTS                                                   15
 INDEPENDENT AUDITORS' REPORT                                           25
 ADDRESSES                                                              26


SUMMARY OF COMPANY EXPENSES

                                     SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                             None
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                                      None
 Contingent Deferred Sales Charge* (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                                             None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                        None
 Exchange Fee                                                                                              None


                                        ANNUAL OPERATING EXPENSES
                                    (As a percentage of average net assets)

 Management Fee                                                                                           0.50%
 12b-1 Fee                                                                                                 None
 Total Other Expenses                                                                                     0.56%
   Shareholder Services Fee (after waiver)(1)                                                0.12%
     Total Operating Expenses(2)                                                                          1.06%


(1) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(2) The total operating expenses would have been 1.19% absent the voluntary waiver of a portion of the shareholder services fee.

  * A contingent deferred sales charge of 1% will be imposed only under certain limited circumstances in which Company shares being redeemed were acquired in exchange for Class F Shares of certain other Federated Funds (see "Exchange Privilege" for additional information).

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Company will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Redeeming Shares" and "Company Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE                                                                 1 YEAR    3 YEARS   5 YEARS   10 YEARS
 You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end
 of each time period                                                     $11       $34       $58        $129


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MONEY MARKET MANAGEMENT, INC.
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 25.

                                                            YEAR ENDED DECEMBER 31,
                     1996     1995     1994      1993      1992     1991      1990     1989     1988      1987
 NET ASSET VALUE,
 BEGINNING OF
 PERIOD            $ 1.00   $ 1.00    $ 1.00   $ 1.00     $ 1.00   $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
 income              0.05     0.05      0.03     0.02       0.03     0.05      0.07     0.08      0.07     0.06
 LESS DISTRIBUTIONS
 Distributions
 from net
 investment income  (0.05)   (0.05)    (0.03)   (0.02)     (0.03)   (0.05)    (0.07)   (0.08)    (0.07)   (0.06)
 NET ASSET
 VALUE, END
 OF PERIOD         $ 1.00   $ 1.00    $ 1.00   $ 1.00     $ 1.00   $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
 TOTAL RETURN(A)     4.56%    5.13%     3.31%    2.19%      2.86%    5.43%     7.65%    8.73%     7.03%    6.08%
 RATIOS TO
 AVERAGE NET
 ASSETS
 Expenses            1.06%    1.08%     1.14%    1.17%      1.11%    0.96%     0.89%    0.89%     0.91%    0.89%
 Net investment
 income              4.46%    4.99%     3.27%    2.15%      2.85%    5.32%     7.38%    8.39%     6.81%    5.88%
 Expense waiver/
 reimbursement(b)    0.13%    0.15%     0.00%    0.07%      0.00%    0.00%     0.00%    0.00%     0.00%    0.00%
 SUPPLEMENTAL DATA
 Net assets, end
 of period (000
 omitted)         $87,381 $101,390  $114,588 $108,309   $127,711 $168,889  $194,836 $204,393  $188,239 $178,813


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Company was established as a Maryland corporation on October 30, 1973, and was one of the first money market funds. The Company was reorganized as a Massachusetts business trust on June 29, 1982, and then re-established as a Maryland corporation under Articles of Incorporation dated August 19, 1992. The Company is designed for investors with temporary cash balances and investors with cash reserves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term money market securities. A minimum initial investment of $500 is required except for retirement plans.

The Company attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price. However, a contingent deferred sales charge may be imposed under certain circumstances.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Company is current income consistent with stability of principal. While there is no assurance that the Company will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below, unless indicated otherwise, cannot be changed without shareholder approval.

INVESTMENT POLICIES

The Company pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. As a matter of operating policy which can be changed without shareholder approval, the average maturity of the securities in the Company's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

ACCEPTABLE INVESTMENTS. The Company invests in high quality money market instruments that are either rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

   * domestic issues of corporate debt obligations, including variable rate demand notes;
   * commercial paper (including Canadian Commercial Paper and Europaper);
   * certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
   * short-term credit facilities;
   * asset-backed securities;
   * obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and
   * other money market instruments.
The Company invests only in instruments denominated and payable in U.S.
dollars.

   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Company with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Company to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Company to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Company treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Company may next tender the security for repurchase.

   BANK INSTRUMENTS. The Company only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Company will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

   ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

   SHORT-TERM CREDIT FACILITIES. The Company may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Company treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

REPURCHASE AGREEMENTS. Certain securities in which the Company invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Company and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Company, the Company could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT. Certain of the Company's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Company may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Company. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Company uses these arrangements to provide the Company with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Company may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Company purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Company to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Company may pay more or less than the market value of the securities on the settlement date.

The Company may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Company may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Company may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Company may invest in restricted securities. Restricted securities are any securities in which the Company may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Company will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

The Company may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Company, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Company through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Company believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Directors of the Company are quite liquid. The Company intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Directors, including Section 4(2) commercial paper, as determined by the Company's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper liquid, the Company intends to not subject such paper to the limitation applicable to restricted securities.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Company's adviser in selecting investments for the Company.

INVESTMENT LIMITATIONS

The Company will not borrow money directly or through reverse repurchase agreements (arrangements in which the Company sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Company may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

COMPANY INFORMATION

MANAGEMENT OF THE COMPANY

BOARD OF DIRECTORS. The Company is managed by a Board of Directors. The Directors are responsible for managing the Company's business affairs and for exercising all the Company's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Company are made by Federated Advisers, the Company's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Company and is responsible for the purchase and sale of portfolio instruments.

   ADVISORY FEES. The adviser receives an annual investment advisory fee based on the Company's average net assets as shown in the chart below:

                                     ADVISORY FEE AS
 AVERAGE DAILY                     PERCENTAGE OF AVERAGE
 NET ASSETS                          DAILY NET ASSETS
 First $500 million                   .50 of 1%
 Second $500 million                  .475 of 1%
 Third $500 million                   .45 of 1%
 Fourth $500 million                  .425 of 1%
 Over $2 billion                      .40 of 1%


   The adviser has undertaken to reimburse the Company up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Company, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

   ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Company and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Company and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Company's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Company; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Company. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Company has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Company may make payments up to .25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Company and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Company. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Company's investment adviser or its affiliates.

ADMINISTRATION OF THE COMPANY

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Company at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

                             AVERAGE AGGREGATE
 MAXIMUM FEE                  DAILY NET ASSETS
    .15%                 on the first $250 million
    .125%                   on the next $250 million
    .10%                  on the next $250 million
    .075%            on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Company attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Company cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon (Eastern time) and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Company, with a minimum initial investment of $500 or more or additional investments of as little as $100. The minimum initial and subsequent investments for retirement plans are only $50. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Company reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Company before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Company receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Company before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Money Market Management, Inc.; Fund Number (this number can be found on the account statement or by contacting the Company); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Money Market Management, Inc. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge will be imposed only in certain instances in which the Company shares being redeemed were acquired in exchange for Class F Shares of certain other Federated Funds ("Participating Fund"). (Please see "Exchange Privilege.") If Company shares were acquired in exchange for shares of a Participating Fund, a redemption of those Company shares within four years of the initial Participating Fund purchase will be subject to a contingent deferred sales charge of 1% of the lesser of the purchase price of the shares acquired in the initial Participating Fund purchase or the net asset value of the Company shares acquired through the exchange. The contingent deferred sales charge will not be imposed on Company shares obtained through the reinvestment of dividends or distributions of long-term capital gains. In imposing the contingent deferred sales charge, if any, redemptions of Company shares are deemed to relate first to shares of other Participating Funds acquired through the reinvestment of dividends and long-term capital gains, second to purchases of shares occurring more than four years before the date of redemption, and finally to purchases of such shares within the previous four years.

Also, the contingent deferred sales charge will not be imposed in connection with redemptions by the Company of accounts with low balances or when a redemption results from a return under the following circumstances: (i) a total or partial distribution from a qualified plan, other than an IRA, Keough Plan, or a custodial account, following retirement; (ii) a total or partial distribution from an IRA, Keough Plan, or a custodial account after the beneficial owner attains age 591/2; or (iii) from the death or disability of the last surviving beneficial owner. The exemption from the contingent deferred sales charge for qualified plans, an IRA, Keough Plan or a custodial account does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment.

INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Company. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Company.

BY DIRECT DEPOSIT. Shareholders of the Company may have their Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement, and certain other retirement payments invested directly into their Company account. Shareholders must complete an application and file it with Federated Shareholder Services Company prior to use of this program. Allow 60 to 90 days for the application to be processed.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Company shares. Shareholders should contact their financial institution or the Company to participate in this program.

EXCHANGE PRIVILEGE

The Company has exchange privileges with the Class F Shares of Participating Funds. Not all Federated Funds participate in the exchange privilege or currently offer Class F Shares. Contact your financial institution regarding the availability of Class F Shares of the Federated Funds.

Shares of the Participating Funds may be exchanged for Company shares at net asset value. Company shares may also be exchanged for Participating Funds at net asset value plus a 1% contingent deferred sales charge if applicable and not previously paid. No additional fees are imposed on exchanges. This privilege is available to shareholders resident in any state in which the funds share being acquired may be sold.

Shareholders using this privilege must exchange shares having a net asset value of at least $1,500.

Each of the Participating Funds may also invest in certain other types of securities as described in the prospectus of each fund.

Before the exchange, the shareholder must receive a prospectus for the fund for which the exchange is being made.

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short-term or long-term capital gain or loss may be realized.

Please contact your financial institution directly or Federated Securities Corp. at 1-800-245-5051 for information on and prospectuses for the Participating Funds into which Company shares may be exchanged.

MAKING AN EXCHANGE. Instructions for exchanges may be given in writing or by telephone. Written instructions may be sent to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders for exchanges received by Federated Shareholder Services Company on any day the Company is open for business will be executed as of the close of business that day.

Before an exchange can be made by telephone, a properly executed authorization form must be completed and on file with Federated Shareholder Services Company. Shares may be exchanged between two funds only if they have identical shareholder registrations. Shares held in certificate form cannot be exchanged by telephone until they are deposited to the shareholder's account at Federated Shareholder Services Company. Telephone instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Shareholders may have difficulty making exchanges by telephone during times of drastic economic or market changes. If this occurs, it is recommended that an exchange request be made in writing.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Company computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Company provided the Company has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Company, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Company shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Company name; the account name as registered with the Company; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Company or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Company does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Company shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Company to redeem shares, and a check may not be written to close an account.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Company.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Company unless cash payments are requested by writing to the Company. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Company does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Company will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Company, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Company or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Company may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $500 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Company owned by a shareholder gives that shareholder one vote in Director elections and other matters submitted to shareholders for vote. The Company is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Company's operation and for election of Directors under certain circumstances.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares of the Company.

TAX INFORMATION

FEDERAL INCOME TAX

The Company will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Company shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Company advertises its yield, effective yield and total return.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the Company after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Company may refer to ratings, rankings, and other information in certain financial publications and/or compare the Company's performance to certain indices.

MONEY MARKET MANAGEMENT, INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996

   PRINCIPAL
     AMOUNT                                                                                                       VALUE
 BANK NOTES -- 1.1%
                  BANKING -- 1.1%
 $   1,000,000    Harris Trust & Savings Bank, Chicago, 5.500%, 3/26/1997                                     $    999,867
 CERTIFICATES OF DEPOSIT -- 10.3%
                  BANKING -- 10.3%
     2,000,000    Abbey National Treasury Services, PLC, (Guaranteed by Abbey
                  National Bank PLC, London), 5.410%, 5/27/1997                                                  2,000,053
     1,000,000    Bank of Scotland, Edinburgh, 5.480%, 6/5/1997                                                    999,763
     2,000,000    Dresdner Bank AG, Frankfurt, 5.026%, 2/26/1997                                                 1,999,880
     1,000,000    Mellon Bank NA, Pittsburgh, 5.620%, 2/24/1997                                                  1,000,000
     1,000,000    Societe Generale, Paris, 5.420%, 5/8/1997                                                      1,000,885
     2,000,000    Svenska Handelsbanken, Inc., (Guaranteed by Svenska
                  Handelsbanken, Stockholm), 5.420%, 5/27/1997                                                   2,000,066
                    TOTAL CERTIFICATES OF DEPOSIT                                                                9,000,647
 (A)COMMERCIAL PAPER -- 36.4%
                  BANKING -- 10.2%
     2,500,000    Bank of Nova Scotia, Toronto, 5.510%, 1/6/1997                                                 2,498,115
     1,500,000    Commerzbank U.S. Finance, Inc., (Guaranteed by Commerzbank AG,
                  Frankfurt), 5.709%, 3/18/1997                                                                  1,482,425
     1,000,000    Commonwealth Bank of Australia, Sydney, 5.560%, 2/28/1997                                        991,284
     1,000,000    National Australia Funding, Inc., (Guaranteed by National Australia
                  Bank, Ltd., Melbourne), 5.540%, 2/3/1997                                                         995,059
     2,500,000    Societe Generale North America, Inc., (Guaranteed by Societe
                  Generale, Paris), 5.500% - 5.620%, 3/27/1997 - 4/9/1997                                        2,465,239
       500,000    Svenska Handelsbanken, Inc., (Guaranteed by Svenska
                  Handelsbanken, Stockholm), 5.531%, 2/12/1997                                                     496,862
                    Total                                                                                        8,928,984
                  BROKERAGE -- 1.1%
     1,000,000    Merrill Lynch & Co., Inc., 5.372%, 2/18/1997                                                     992,933


MONEY MARKET MANAGEMENT, INC.

   PRINCIPAL
     AMOUNT                                                                                                       VALUE
 (A)COMMERCIAL PAPER -- CONTINUED
                  FINANCE - AUTOMOTIVE -- 2.2%
 $   2,000,000    General Motors Acceptance Corp., 5.456% - 5.465%,
                  5/12/1997 - 6/9/1997                                                                        $  1,957,189
                  FINANCE - COMMERCIAL -- 12.3%
     3,800,000    Beta Finance, Inc., 5.552% - 5.775%, 2/19/1997 - 3/13/1997                                     3,769,099
     3,000,000    Falcon Asset Securitization Corp., 5.398%, 1/14/1997                                           2,994,237
     2,000,000    General Electric Capital Corp., 5.508% - 5.764%, 1/29/1997 - 4/10/1997                         1,975,712
     2,000,000    Transamerica Finance Corp., 5.782%, 1/6/1997                                                   1,998,439
                    Total                                                                                       10,737,487
                  FINANCE - RETAIL -- 3.8%
     1,000,000    McKenna Triangle National Corp., 5.415%, 2/26/1997                                               991,724
     2,300,000    New Center Asset Trust, A1+/P1 Series, 5.402% - 5.527%,
                  1/27/1997 - 2/7/1997                                                                           2,289,466
                    Total                                                                                        3,281,190
                  INSURANCE -- 4.5%
     3,900,000    CXC, Inc., 5.382%, 2/12/1997                                                                   3,875,839
                  OIL & OIL FINANCE -- 2.3%
     2,000,000    Chevron Transport Corp., (Guaranteed by Chevron Corp.), 5.389%,
                  2/14/1997                                                                                      1,987,020
                    TOTAL COMMERCIAL PAPER                                                                      31,760,642
 CORPORATE NOTES -- 9.8%
                  BANKING -- 1.2%
     1,000,000 (b)SALTS III Cayman Island Corp., (Bankers Trust International, PLC
                  Swap Agreement), 5.681%, 1/23/1997                                                             1,000,000
                  FINANCE - EQUIPMENT -- 8.6%
     1,544,613    Capita Equipment Receivables Trust 1996-1, 5.600%, 10/15/1997                                  1,544,613
     2,000,000    Silver REMIC Trust I 1996-1, 5.700%, 1/15/1998                                                 2,000,000
     4,000,000    WFS Financial Owner Trust, (Series 1996-D), 5.500%, 1/16/1998                                  4,000,000
                    Total                                                                                        7,544,613
                    TOTAL CORPORATE NOTES                                                                        8,544,613


MONEY MARKET MANAGEMENT, INC.

   PRINCIPAL
     AMOUNT                                                                                                       VALUE
 (C)NOTES - VARIABLE -- 35.9%
                  BANKING -- 17.7%
 $   1,000,000    Alabama State IDA, (GMC Projects), Tax Revenue Bonds (Series 1994),
                  (General Motors Corp. LOC), 5.800%, 1/1/1997                                                $  1,000,000
     4,000,000    Bank One, Milwaukee, WI N.A., 5.260%, 12/31/1996                                               3,997,756
     1,785,000    Canton Township Equity Partners L.P., (Huntington National Bank,
                  Columbus, OH LOC), 5.930%, 1/2/1997                                                            1,785,000
     4,000,000    Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche
                  Landesbank Girozentrale Swap Agreement), 5.626%, 1/13/1997                                     4,000,000
     1,145,000    North Center Properties, (Huntington National Bank, Columbus, OH
                  LOC), 5.930%, 1/2/1997                                                                         1,145,000
     3,500,000    Poly Foam Intl, Inc., (National City Bank, Cleveland, OH LOC),
                  5.950%, 1/2/1997                                                                               3,500,000
                    Total                                                                                       15,427,756
                  FINANCE - RETAIL -- 8.0%
     4,000,000 (b)AFS Insurance Premium Receivables Trust, (Series 1994-A), 6.162%,
                  1/15/1997                                                                                      4,000,000
     3,000,000    Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class A1),
                  5.465%, 1/15/1997                                                                              3,000,000
                    Total                                                                                        7,000,000
                  INSURANCE -- 5.1%
     4,500,000    General American Life Insurance Co., 5.806%, 1/23/1997                                         4,500,000
                  RETAIL -- 5.1%
     4,458,000    Congregate Care Corp., (Union Bank of California LOC), 5.914%,
                  1/1/1997                                                                                       4,458,000
                    TOTAL NOTES - VARIABLE                                                                      31,385,756
 TIME DEPOSIT -- 1.1%
                  BANKING -- 1.1%
     1,000,000    Bank of Nova Scotia, Toronto, 7.125%, 1/2/1997                                                 1,000,000


MONEY MARKET MANAGEMENT, INC.

   PRINCIPAL
     AMOUNT                                                                                                       VALUE
 U.S. TREASURY -- 3.5%
                  U.S. TREASURY NOTES -- 3.5%
 $   3,000,000    6.875%-7.500%, 1/31/1997-3/31/1997                                                          $  3,007,010
 (D)REPURCHASE AGREEMENTS -- 4.1%
     2,000,000    CS First Boston, Inc., 6.500%, dated 12/31/1996, due 1/2/1997                                  2,000,000
     1,600,000    Swiss Bank Capital Markets, 6.800%, dated 12/31/1996, due 1/2/1997                             1,600,000
                    TOTAL REPURCHASE AGREEMENTS                                                                  3,600,000
                    TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                                                  $ 89,298,535


(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At December 31, 1996, these securities amounted to $5,000,000 which represents 5.7% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($87,380,818) at December 31, 1996.

The following acronyms are used throughout this portfolio:

IDA -- Industrial Development Authority
LOC -- Letter of Credit
PLC -- Public Limited Company
REMIC -- Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

MONEY MARKET MANAGEMENT, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

 ASSETS:
 Investments in repurchase agreements                                          $  3,600,000
 Investments in other securities                                                 85,698,535
   Total investments in securities, at amortized cost and value                                   $   89,298,535
 Cash                                                                                                    331,854
 Income receivable                                                                                       485,105
 Receivable for shares sold                                                                              363,945
   Total assets                                                                                       90,479,439
 LIABILITIES:
 Payable for shares redeemed                                                      3,025,369
 Income distribution payable                                                         19,195
 Accrued expenses                                                                    54,057
   Total liabilities                                                                                    3,098,621
 Net Assets for 87,380,818 shares outstanding                                                     $    87,380,818
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $87,380,818 / 87,380,818 shares outstanding                                                                $1.00


(See Notes which are an integral part of the Financial Statements)

MONEY MARKET MANAGEMENT, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

 INVESTMENT INCOME:
 Interest                                                                                         $ 5,574,904
 EXPENSES:
 Investment advisory fee                                                     $    504,807
 Administrative personnel and services fee                                        125,000
 Custodian fees                                                                    38,800
 Transfer and dividend disbursing agent fees and expenses                         132,072
 Directors'/Trustees' fees                                                         16,128
 Auditing fees                                                                     13,868
 Legal fees                                                                         4,950
 Portfolio accounting fees                                                         39,847
 Shareholder services fee                                                         252,403
 Share registration costs                                                          26,533
 Printing and postage                                                              12,645
 Insurance premiums                                                                 3,253
 Taxes                                                                             29,227
 Miscellaneous                                                                      2,682
   Total expenses                                                               1,202,215
 Waivers --
   Waiver of shareholder services fee                                            (131,280)
     Net expenses                                                                                   1,070,935
       Net investment income                                                                      $ 4,503,969


(See Notes which are an integral part of the Financial Statements)

MONEY MARKET MANAGEMENT, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                                   YEAR ENDED
                                                                                   DECEMBER 31,
                                                                             1996                 1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                 $      4,503,969      $      5,190,615
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                                    (4,503,969)           (5,190,615)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                               121,628,840           115,132,036
 Net asset value of shares issued to shareholders in
 payment of distributions declared                                            4,216,111             4,728,001
 Cost of shares redeemed                                                   (139,854,088)         (133,057,940)
   Change in net assets resulting from share transactions                   (14,009,137)          (13,197,903)
    Change in net assets                                                    (14,009,137)          (13,197,903)
 NET ASSETS:
 Beginning of period                                                        101,389,955           114,587,858
 End of period                                                         $     87,380,818      $    101,389,955


(See Notes which are an integral part of the Financial Statements)

MONEY MARKET MANAGEMENT, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996

1. ORGANIZATION

Money Market Management, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to obtain current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   At December 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $1,779, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

    EXPIRATION YEAR            EXPIRATION AMOUNT
       2002                         $1,779


   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be sold upon registration under federal securities laws or in transactions exempt from such registration.

   Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

   Additional information on each restricted security held at December 31, 1996 is as follows:

 SECURITY                                               ACQUISITION DATE    ACQUISITION COST
 SALTS III Caymen Island Corp.                              10/31/96         $ 1,000,000
 AFS Insurance Premium Receivables Trust                     8/16/94           4,000,000


   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At December 31, 1996, there were 50,000,000,000 shares of $0.001 par value capital stock authorized. Capital paid-in aggregated $87,380,818.
Transactions in capital stock were as follows:

                                                                                     YEAR ENDED
                                                                                     DECEMBER 31,
                                                                                1996             1995
 Shares sold                                                                 121,628,840       115,132,036
 Shares issued to shareholders in payment of distributions declared            4,216,111         4,728,001
 Shares redeemed                                                            (139,854,088)     (133,057,940)
  Net change resulting from share transactions                               (14,009,137)      (13,197,903)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Advisors, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee based on the average daily net assets of the Fund as follows:
   0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million, and 0.40% thereafter. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

INDEPENDENT AUDITORS' REPORT
To the Board of Directors and Shareholders of MONEY MARKET MANAGEMENT, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Money Market Management, Inc. as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December 31, 1996 and 1995, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1996, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Money Market Management, Inc. as of December 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting princples.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania

February 7, 1997

ADDRESSES

Money Market Management, Inc.             Federated Investors Tower
                                          Pittsburgh, PA 15222-3779

Distributor
            Federated Securities Corp.    Federated Investors Tower
                                          Pittsburgh, PA 15222-3779

Investment Adviser
            Federated Advisers            Federated Investors Tower
                                          Pittsburgh, PA 15222-3779

Custodian
            State Street Bank and
            Trust Co.                     P.O. Box 8600
                                          Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
            Federated Shareholder         P.O. Box 8600
            Services Company              Boston, MA 02266-8600

Independent Public Accountants
            Deloitte & Touche LLP         2500 One PPG Place
                                          Pittsburgh, PA 15222-5401


MONEY MARKET
MANAGEMENT, INC.

PROSPECTUS

An Open-End, Diversified,
Management Investment Company

Prospectus dated February 28, 1997

[Graphic]

FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 609346200
8012811A (2/97)

[Graphic]


MONEY MARKET MANAGEMENT, INC.

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Money Market Management, Inc. (the "Company") dated February 28, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PA 15222-3779

Statement dated February 28, 1997



Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 609346200

8012811B (2/97)


TABLE OF CONTENTS

 INVESTMENT POLICIES                                                     1
  Acceptable Investments                                                 1
  U.S. Government Securities                                             1
  Bank Instruments                                                       1
  Ratings                                                                1
  When-Issued and Delayed Delivery Transactions                          1
  Repurchase Agreements                                                  1
  Reverse Repurchase Agreements                                          2
  Credit Enhancement                                                     2
 INVESTMENT LIMITATIONS                                                  2
  Selling Short and Buying on Margin                                     2
  Borrowing Money                                                        2
  Pledging Assets                                                        2
  Lending Cash or Securities                                             2
  Investing in Commodities and Real Estate                               2
  Underwriting                                                           2
  Concentration of Investments                                           2
  Diversification of Investments                                         3
  Investing in Restricted Securities                                     3
  Investing in Securities of Other Investment
    Companies                                                            3
  Investing for Control                                                  3
  Investing in Illiquid Securities                                       3
  Regulatory Compliance                                                  3
 MONEY MARKET MANAGEMENT, INC. MANAGEMENT                                4
  Share Ownership                                                        7
  Directors Compensation                                                 8
  Director Liability                                                     8
 INVESTMENT ADVISORY SERVICES                                            8
  Investment Adviser                                                     8
  Advisory Fees                                                          9
 BROKERAGE TRANSACTIONS                                                  9
 OTHER SERVICES                                                          9
  Company Administration                                                 9
  Custodian and Portfolio Accountant                                     9
  Transfer Agent                                                        10
  Independent Public Accountants                                        10
 SHAREHOLDER SERVICES                                                   10
 DETERMINING NET ASSET VALUE                                            10
 REDEMPTION IN KIND                                                     11
 THE COMPANY'S TAX STATUS                                               11
 PERFORMANCE INFORMATION                                                11
  Yield                                                                 11
  Effective Yield                                                       11
  Total Return                                                          11
  Performance Comparisons                                               12
  Economic and Market Information                                       12
 ABOUT FEDERATED INVESTORS                                              12
  Mutual Fund Market                                                    13
  Institutional Clients                                                 13
  Bank Marketing                                                        13
  Broker/Dealers and Bank
    Broker/Dealer Subsidiaries                                          13


INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may not be changed by the Board of Directors without shareholder approval.

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

U.S. GOVERNMENT SECURITIES

The types of U.S. government securities in which the Company may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

   * the full faith and credit of the U.S. Treasury;

   * the issuer's right to borrow from the U.S. Treasury;

   * the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

   * the credit of the agency or instrumentality issuing the obligations.

BANK INSTRUMENTS

The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Company may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

RATINGS

An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1, or A-2 by Standard & Poor's Ratings Group ("S&P"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) or F -2 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Company will limit its investments in securities rated in the second highest short-term rating category e.g., A-2 by S&P, Prime-2 by Moody's, or F-2 (+ or -) by Fitch, to not more than 5% of its total assets, with not more than 1% invested in the securities of any one issuer. The Company will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Company. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Company sufficient to make payment for the securities to be purchased are segregated on the Company's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Company does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS

The Company believes that under the regular procedures normally in effect for custody of the Company's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Company and allow retention or disposition of such securities. The Company will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Company's adviser to be creditworthy pursuant to guidelines established by the Directors.

REVERSE REPURCHASE AGREEMENTS

The Company may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Company transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Company will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Company to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Company, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Company's records at the trade date; marked to market daily; and maintained until the transaction is settled.

CREDIT ENHANCEMENT

The Company typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Company will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Company to treat securities as having been issued by both the issuer and the credit enhancer.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Company will not sell any securities short or purchase any securities on margin.

BORROWING MONEY

The Company will not borrow money except as a temporary measure for extraordinary purposes and then only in amounts not in excess of 5% of the value of its net assets. In addition, the Company may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments.

This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Company to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Interest paid on borrowed funds will not be available for investment. The Company may not purchase any portfolio instruments while any borrowings (exclusive of reverse repurchase agreements) are outstanding.

PLEDGING ASSETS

The Company will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

LENDING CASH OR SECURITIES

The Company will not lend any of its assets, except that it may purchase or hold money market instruments permitted by its investment objective and policies.

INVESTING IN COMMODITIES AND REAL ESTATE

The Company will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or interests in real estate.

UNDERWRITING

The Company will not act as underwriter of securities issued by others, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Company may purchase pursuant to its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Company will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.
DIVERSIFICATION OF INVESTMENTS

The Corporation will not invest more than 5% of the value of its assets in securities of any one issuer, except cash or cash items and U.S. government obligations. With respect to 75% of the Company's assets, the Company will not purchase securities other than repurchase agreements, issued by any one banking institution having a value of more than 5% of the value of the Company's total assets.

INVESTING IN RESTRICTED SECURITIES

The Company will not invest more than 10% of its net assets in securities subject to restrictions on resale under federal securities law (except for commercial paper issued under Section 4(2) of the Securities Act of 1933).

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Company will not invest in securities issued by any other investment company.

INVESTING FOR CONTROL

The Company will not invest in securities of a company for the purpose of exercising control or management.

The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Company will not invest more than 10% of the value of its net assets in illiquid securities.

For purposes of the above limitations, the Company considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Company did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Company may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Company will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Company's total assets in the securities of any one issuer, although the Company's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Company will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Company will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Company may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

MONEY MARKET MANAGEMENT, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Money Market Management, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate: July 28, 1924
Chairman and Director

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.

J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA
Birthdate: April 11, 1949
President and Director

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company, President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate: February 3, 1934
Director

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate: June 23, 1937
Director

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate: July 4, 1918
Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate: May 18, 1922
Director

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate: October 11, 1932
Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate: June 18, 1924
Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate: March 16, 1942
Director

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate: October 6, 1926
Director

Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate: December 20, 1932
Director

President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate: September 14, 1925
Director

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate: June 21, 1935
Director

Public Relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 22, 1930
Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 26, 1938
Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate: May 17, 1923
Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of
  Directors handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Directors and Officers, "Funds" includes the following investment companies:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

SHARE OWNERSHIP

Officers and Directors as a group own less than 1% of the Company's outstanding shares.

As of February 5, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Money Market Management, Inc.:
Gertrude Hendley, c/o MFM Capital Management, Kissimmee, FL, owned approximately 75,623 shares (11.13%); Diane D. Cady, Westport, CT, owned approximately 61,214 shares (9.01%); Monica M. Hoffman, Clive, IA, owned approximately 61,116 shares (8.99%); and State Street Bank & Trust Co., Glendale, CA, owned approximately 36,473 shares (5.37%).


DIRECTORS COMPENSATION

                               AGGREGATE
 NAME,                       COMPENSATION
 POSITION WITH                   FROM                       TOTAL COMPENSATION PAID
 COMPANY                       COMPANY*                        FROM FUND COMPLEX+

 John F. Donahue            $ -0-          $-0- for the Company and
 Chairman and Director                     56 other investment companies in the Fund Complex
 J. Christopher Donahue     $ -0-          $-0- for the Company and
 President and Director                    18 other investment companies in the Fund Complex
 Thomas G. Bigley++         $1,098.45      $108,725 for the Company and
 Director                                  56 other investment companies in the Fund Complex
 John T. Conroy, Jr.        $1,208.48      $119,615 for the Company and
 Director                                  56 other investment companies in the Fund Complex
 William J. Copeland        $1,208.48      $119,615 for the Company and
 Director                                  56 other investment companies in the Fund Complex
 James E. Dowd              $1,208.48      $119,615 for the Company and
 Director                                  56 other investment companies in the Fund Complex
 Lawrence D. Ellis, M.D.    $1,098.45      $108,725 for the Company and
 Director                                  56 other investment companies in the Fund Complex
 Edward L. Flaherty, Jr.    $1,208.48      $119,615 for the Company and
 Director                                  56 other investment companies in the Fund Complex
 Peter E. Madden            $1,098.45      $108,725 for the Company and
 Director                                  56 other investment companies in the Fund Complex
 Gregor F. Meyer            $1,098.45      $108,725 for the Company and
 Director                                  56 other investment companies in the Fund Complex
 John E. Murray, Jr.        $1,098.45      $108,725 for the Company and
 Director                                  56 other investment companies in the Fund Complex
 Wesley W. Posvar           $1,098.45      $108,725 for the Company and
 Director                                  56 other investment companies in the Fund Complex
 Marjorie P. Smuts          $1,098.45      $108,725 for the Company and
 Director                                  56 other investment companies in the Fund Complex


 * Information is furnished for the fiscal year ended December 31, 1996.

 + The information is provided for the last calendar year.

++ Mr. Bigley served on 39 investment companies in the Federated Funds
   Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

DIRECTOR LIABILITY

The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Company's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to Money Market Management, Inc. or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with Money Market Management, Inc.

ADVISORY FEES

For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended December 31, 1996, 1995, and 1994, the adviser earned $504,807, $519,840, and $601,172, respectively, of which $0, $0 and $0, respectively, were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Company or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Company and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended December 31, 1996, 1995 and 1994, the Company paid total brokerage commissions of $0, $0 and $0, respectively.

Although investment decisions for the Company are made independently from those of the other accounts managed by the adviser, investments of the type the Company may make may also be made by those other accounts. When the Company and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Company or the size of the position obtained or disposed of by the Company. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Company.

OTHER SERVICES

COMPANY ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Company for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Company's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Company's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended December 31, 1996, 1995, and 1994, the Administrators earned $125,000, $125,002, and
$156,053, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Company.

Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Company's portfolio investments. The fee paid for this service is based upon the level of the Company's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of shareholder accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Company are Deloitte & Touche LLP, Pittsburgh, PA.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Directors expect that the Company will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and
(4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ending December 31, 1996, payments in the amount of $252,403 were made pursuant to the Shareholder Services Agreement, $131,280 of which was waived.

DETERMINING NET ASSET VALUE
The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Company computed by dividing the annualized daily income on the Company's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Company's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Company's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Company is obligated to redeem shares solely in cash up to $250,000 or 1% of the Company's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Company will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Company determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

THE COMPANY'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Company must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Company, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

The Company's yield for the seven-day period ended December 31, 1996, was 4.53%.

EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Company's effective yield for the seven-day period ended December 31, 1996, was 4.64%.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

The Company's average annual total returns for the one-five-and ten-year period ended December 31, 1996 were 4.56%, 3.60% and 5.28%, respectively.

PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Company's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Company uses in advertising may include:

 * LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

 * IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

 * MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

 * BANK RATE MONITOR, NATIONAL INDEX, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Company's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Company can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Company may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by fund portfolio managers and their views and analysis on how such developments could affect the fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making --structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime and 21 municipal with assets approximating $28.0 billion, $12.8 billion and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/ dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute




PART C. OTHER INFORMATION.


Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements (Filed in Part A).
          (b)  Exhibits:
                (1) Conformed copy of Articles of Incorporation of the
                    Registrant (8);
                (2) Copy of By-Laws of the Registrant, as amended (4);
                (3) Not applicable;
                (4) Copy of Specimen Certificate for Shares of Common Stock
                    of the Registrant (9);
                (5) Conformed copy of Investment Advisory Contract of the
                    Registrant (9);
                (6) (ii)   Conformed copy of Distributor's Contract of the
                    Registrant (9);
                    (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)
                (7) Not applicable;
                (8) Conformed copy of Custodian Agreement of the Registrant
                    (10);
                (9) (i)  Conformed Copy of Agreement for Fund Accounting,
                    Shareholder Recordkeeping, and Custody Services Procurement of the Registrant(10);
                    (ii) Conformed Copy of Shareholder Services
                    Agreement(10);
                    (iii) The responses described in Item 24(6)(ii) are hereby incorporated by reference.
               (10) Not applicable;
               (11) Conformed copy of Consent of Independent Public
                    Accountants ;+
               (12) Not applicable;
               (13) Conformed copy of Initial Capitalization
                    Letter (9);
               (14) Not applicable;
               (15) Not applicable;
               (16) Copy of Schedule for Computation of Yield
               Calculation (5);

  +  All exhibits have been filed electronically.

 4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed February 19, 1988. (File Nos. 2-49591 and 811-2430)
 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed February 23, 1989. (File Nos. 2-49591 and 811-2430)
 8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 68 on Form N-1A filed February 25, 1993. (File Nos. 2-49591 and 811-2430)
 9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 70 on Form N-1A filed February 24, 1994. (File Nos. 2-49591 and 811-2430)
10.  Response is incorporated by reference to Registrant's Post- Effective
Amendment No. 74 on Form N-1A filed February 29, 1996.      (File Nos. 2-
49591 and 811-2430)


               (17) Copy of Financial Data Schedule; +
               (18) Not applicable;
               (19) Conformed copy of Power of Attorney. +

      +   All exhibits have been filed electronically.

Item 25.  Persons Controlled by or Under Common Control with Registrant:
          None
Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                 as of February 5, 1997
                                                               -

          Shares of Capital Stock             7,842
          (par value $0.001 per share)

Item 27.  Indemnification: (9):

Item 28.  Business and Other Connections of Investment Adviser:

       For a description of the other business of the investment adviser, see the section entitled "Company Information - Management of the Company'' in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Money Market Management, Inc. Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

       The remaining Officers of the investment adviser are: William D. Dawson,III, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, J. Alan Minteer, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Linda A. Duessel, Michael
       J. Donnelly, Michael P. Donnelly, Kathleen M. Foody-Malus, Thomas
       M. Franks; Edward C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen A. Keen, Robert M. Kowit, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Frank Semack, Aash M. Shah, Scott B. Schermerhorn, William F. Stotz, Tracy P.Stouffer, Edward
       J. Tiedge, Paige M. Wilhelm, Jolanta M. Wysocka, Vice Presidents; Todd A. Abraham, Stafanie L. Bachhuber, Michael W. Casey, William
       R. Jamison, Constantine Kartsonsas, Robert M. March, Joseph M. Natoli, Keith J. Sabol, and Michael W. Sirianni, Assistant Vice Presidents; Stephen A. Keen, Secretary; Thomas R. Donahue, Treasurer and Assistant Secretary; Richard B. Fisher, Assistant Secretary and Assistant Treasurer; Christine I. McGonigle, Assistant Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 70 on Form N-1A filed February 24, 1994. (File Nos. 2-49591 and 811-2430)



Item 29.  Principal Underwriters:

          (a)111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant



Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp
John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant



Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant



Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant



Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant



Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

          (c)  Not applicable.


Item 30.  Location of Accounts and Records:

          Money Market Management, Inc.      Federated Investors Tower
          (Registrant).............     Pittsburgh, PA 15222-3779

          Federated Shareholder ...
            Services Company.......     P.O. Box 8600
          (Transfer Agent and Dividend       Boston, MA 02266-8600
          Disbursing Agent)........

          Federated Services Company         Federated Investors Tower
          (Administrator)..........     Pittsburgh, PA 15222-3779

          Federated Advisers.......     Federated Investors Tower
          (Adviser)................     Pittsburgh, PA 15222-3779

          State Street Bank and Trust        P.O. Box 8600
          Company..................     Boston, MA 02266-8600
          (Custodian)



Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:
          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.





                                SIGNATURES
   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET MANAGEMENT, INC., certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of February 1997.

                       MONEY MARKET MANAGEMENT, INC.
               BY: /s/ S. Elliott Cohan
               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               February 26, 1997

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE
By:/s/ S. Elliott Cohan
   S. Elliott Cohan         Attorney In Fact      February 26, 1997
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE
John F. Donahue*            Chairman and Director
                            (Chief Executive Officer)

J. Christopher Donahue*     President and Director

John W. McGonigle*          Treasurer, Executive Vice President,
   and Secretary
                            (Principal Financial and Accounting
   Officer)

Thomas G. Bigley*           Director

John T. Conroy, Jr.*        Director

William J. Copeland*        Director

James E. Dowd*              Director

Lawrence D. Ellis, M.D.*    Director

Edward L. Flaherty, Jr.*    Director

Peter E. Madden*            Director

Gregor F. Meyer*            Director

John E. Murray, Jr.*        Director

Wesley W. Posvar*           Director

Marjorie P. Smuts*          Director

* By Power of Attorney